Operating Segment Information - Summary of Reconciliation of Reportable Segment Revenues, (Loss)/Profit and Assets (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [abstract]
Reportable segment revenue	¥ 67,127	¥ 58,639	¥ 120,860
- Reclassification of taxes relating to the expired tickets	0	88	126
Consolidated revenue	67,127	58,727	120,986
(Loss)/profit before income tax
Reportable segment (loss)/profit	(17,513)	(16,481)	4,302
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	0	(7)	(3)
Consolidated (loss)/profit before income tax	(17,513)	(16,488)	¥ 4,299
Assets
Reportable segment assets	286,548	282,408
- Differences in depreciation charges for aircraft and engines due to different depreciation lives	0	0
- Difference in intangible asset arising from the acquisition of Shanghai Airlines	2,242	2,242
Consolidated assets	¥ 288,790	¥ 284,650